UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-08

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC          5-6-08
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:  $   118,225
                                         -----------
                                         (thousands)

                            SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                 March 31, 2008

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv                        COM              052800109     2721    54200 SH       Sole                    54200
Autozone                       COM              053332102     5047    44335 SH       Sole                    44335
Berkshire Hathaway B           COM              084670207    28488     6369 SH       Sole                     6369
Canadian Natural Res           COM              136385101     5461    80000 SH       Sole                    80000
Carmax                         COM              143130102     5079   261550 SH       Sole                   261550
Dish Network Corp Cl A         COM              278762109    14743   513167 SH       Sole                   513167
EchoStar Holding Corp          COM              278768106     2884    97633 SH       Sole                    97633
Fastenal                       COM              311900104     4593   100000 SH       Sole                   100000
Homefed Corp                   COM              43739D307     3193    65027 SH       Sole                    65027
Idexx Laboratories             COM              45168D104     6057   122960 SH       Sole                   122960
Imperial Metals Corp           COM              452892102     1837   194330 SH       Sole                   194330
Mohawk Industries              COM              608190104    13929   194510 SH       Sole                   194510
O Reilly Automotive            COM              686091109     5704   200000 SH       Sole                   200000
Strayer Education Inc          COM              863236105     8408    55135 SH       Sole                    55135
Walgreen                       COM              931422109     4693   123200 SH       Sole                   123200
Washington Post                COM              939640108     5389     8147 SH       Sole                     8147